Stockholders' Equity - Schedule of Summary of the Warrants’ Movement (Details) - Warrants [Member] - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Summary of the Warrants’ Movement [Line Items]
Number of shares, Granted		124,200
Weighted average exercise price, Granted (in Dollars per share)		$ 5
Weighted average remaining life, Granted		4 years 3 months 21 days
Number of shares, Exercised
Weighted average exercise price, Exercised
Number of shares, Forfeited
Weighted average exercise price, Forfeited (in Dollars per share)
Number of shares, Expired
Weighted average exercise price, Expired
Number of shares, Outstanding		124,200
Weighted average exercise price, Outstanding (in Dollars per share)		$ 5
Weighted average remaining life, Outstanding		4 years 3 months 21 days
Aggregate intrinsic value, Outstanding (in Dollars)